Time Deposits with Finanical Institutions	12 Months Ended
Dec. 31, 2017
Time deposits with financial institutions [abstract]
Time deposits with financial institutions
23	Time deposits with financial institutions

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Six-month time deposits with financial institutions	—	2,000,000

	—	2,000,000